CONSOLIDATED STATEMENTS OF INCOME ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 ILS (₪) ₪ / shares shares	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares
IfrsStatementLineItems [Line Items]
Revenue | ₪			₪ 338,245	₪ 311,978	₪ 294,202
Cost of sales | ₪			240,032	237,645	217,585
Gross profit | ₪			98,213	74,333	76,617
Operating costs and expenses
Selling expenses | ₪			43,823	42,090	39,405
General and administrative expenses | ₪			16,686	15,839	14,577
Other Income | ₪			(69)	(361)	(112)
Operating costs and expenses | ₪			60,440	57,568	53,870
Operating profit | ₪			37,773	16,765	22,747
Finance Income | ₪			(7,212)	17,937	(3,425)
Finance expense | ₪			(2,256)	3,769	3,143
Finance Income (expense), net | ₪			(4,956)	14,168	(6,568)
Profit before taxes on Income | ₪			32,817	30,933	16,179
Taxes on Income | ₪			(7,850)	(5,910)	(5,327)
Net Income | ₪			₪ 24,967	₪ 25,023	₪ 10,852
Earnings per share:
Basic earnings per share | ₪ / shares			₪ 1.89	₪ 1.89	₪ 0.82
Diluted earnings per share | ₪ / shares			₪ 1.89	₪ 1.89	₪ 0.82
Shares used in computation of basic EPS | shares		13,240,913	13,240,913	13,240,913	13,240,913
Shares used in computation of diluted EPS | shares		13,240,913	13,240,913	13,240,913	13,240,913
US Dollars [Member]
IfrsStatementLineItems [Line Items]
Revenue | $	[1]	$ 90,247
Cost of sales | $	[1]	64,043
Gross profit | $	[1]	26,204
Operating costs and expenses
Selling expenses | $	[1]	11,692
General and administrative expenses | $	[1]	4,452
Other Income | $	[1]	(18)
Operating costs and expenses | $	[1]	16,126
Operating profit | $	[1]	10,078
Finance Income | $	[1]	(1,924)
Finance expense | $	[1]	(602)
Finance Income (expense), net | $	[1]	(1,322)
Profit before taxes on Income | $	[1]	8,756
Taxes on Income | $	[1]	(2,094)
Net Income | $	[1]	$ 6,662
Earnings per share:
Basic earnings per share | $ / shares	[1]	$ 0.5
Diluted earnings per share | $ / shares	[1]	$ 0.5
Shares used in computation of basic EPS | shares	[1]	13,240,913	13,240,913
Shares used in computation of diluted EPS | shares	[1]	13,240,913	13,240,913

[1]	Convenience Translation into US Dollars.